UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2012


Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       February 13, 2013
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $524,472 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                          FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7           COLUMN 8

                                                           VALUE    SHARES/    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DSCRETN   MGRS      SOLE     SHARED  NONE
------------------------------ ---------------- --------- --------- ---------- --- ---- ------- -------- ---------- -------- ------
AAR CORP                       NOTE 1.750% 2/0  000361AH8     10800   10840000 PRN      DEFINED 1, 2       10840000
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4     11931   11220000 PRN      DEFINED 1, 2       11220000
BARRICK GOLD CORP              COM              067901108      2745      78400 SH       DEFINED 1, 2          78400
BLOUNT INTL INC NEW            COM              095180105      2536     160300 SH       DEFINED 1, 2         160300
BROOKFIELD RESIDENTIAL PPTYS   COM              11283W104      3247     181000 SH       DEFINED 1, 2         181000
CACI INTL INC                  NOTE 2.125% 5/0  127190AD8      7280    6500000 PRN      DEFINED 1, 2        6500000
CAPITAL ONE FINL CORP          COM              14040H105       695      12000 SH       DEFINED 1, 2          12000
CHARLES RIV LABS INTL INC      NOTE 2.250% 6/1  159864AB3     39334   39285000 PRN      DEFINED 1, 2       39285000
CHEMED CORP NEW                NOTE 1.875% 5/1  16359RAC7     11415   11000000 PRN      DEFINED 1, 2       11000000
CHIMERA INVT CORP              COM              16934Q109      2160     827500 SH       DEFINED 1, 2         827500
CINCINNATI BELL INC NEW        COM              171871106      1653     301700 SH       DEFINED 1, 2         301700
COMTECH TELECOMMUNICATIONS C   NOTE 3.000% 5/0  205826AF7      5068    5000000 PRN      DEFINED 1, 2        5000000
CONNS INC                      COM              208242107       733      23894 SH       DEFINED 1, 2          23894
COPART INC                     COM              217204106      1569      53200 SH       DEFINED 1, 2          53200
CROWN CASTLE INTL CORP         COM              228227104     13047     180800 SH       DEFINED 1, 2         180800
CUMULUS MEDIA INC              CL A             231082108      5646    2114585 SH       DEFINED 1, 2        2114585
DIRECTV                        COM              25490A309       602      12000 SH       DEFINED 1, 2          12000
EASTMAN CHEM CO                *W EXP 02/27/201 277432118        13      23686 SH       DEFINED 1, 2          23686
EBAY INC                       COM              278642103       510      10000 SH       DEFINED 1, 2          10000
ENTRAVISION COMMUNICATIONS C   CL A             29382R107      1278     769665 SH       DEFINED 1, 2         769665
FELCOR LODGING TR INC          COM              31430F101      1259     269500 SH       DEFINED 1, 2         269500
FLAGSTAR BANCORP INC           COM PAR .001     337930705      4264     219800 SH       DEFINED 1, 2         219800
FORESTAR GROUP INC             COM              346233109      1581      91242 SH       DEFINED 1, 2          91242
GENERAL CABLE CORP DEL NEW     FRNT 4.500%11/1  369300AL2     35846   33000000 PRN      DEFINED 1, 2       33000000
GLOBAL PMTS INC                COM              37940X102       272       6000 SH       DEFINED 1, 2           6000
GOOGLE INC                     CL A             38259P508       601        850 SH       DEFINED 1, 2            850
HILLTOP HOLDINGS INC           COM              432748101       403      29800 SH       DEFINED 1, 2          29800
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     15569   15530000 PRN      DEFINED 1, 2       15530000
INSIGHT ENTERPRISES INC        COM              45765U103       852      49078 SH       DEFINED 1, 2          49078
INTERNATIONAL BUSINESS MACHS   COM              459200101      1054       5500 SH       DEFINED 1, 2           5500
INTL PAPER CO                  COM              460146103       697      17500 SH       DEFINED 1, 2          17500
ISLE OF CAPRI CASINOS INC      COM              464592104       159      28399 SH       DEFINED 1, 2          28399
KOHLS CORP                     COM              500255104      1921      44700 SH       DEFINED 1, 2          44700
KONA GRILL INC                 COM              50047H201      1526     175458 SH       DEFINED 1, 2         175458
LIBERTY INTERACTIVE CORP       INT COM SER A    53071M104       413      21000 SH       DEFINED 1, 2          21000
LIBERTY MEDIA CORP             DEB   3.250% 3/1 530715AR2      9325   10000000 PRN      DEFINED 1, 2       10000000
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2     16277   15925000 PRN      DEFINED 1, 2       15925000
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     22576   21685000 PRN      DEFINED 1, 2       21685000
M/I HOMES INC                  COM              55305B101      1211      45711 SH       DEFINED 1, 2          45711
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105       592      13000 SH       DEFINED 1, 2          13000
MEADWESTVACO CORP              COM              583334107       542      17000 SH       DEFINED 1, 2          17000
MICROSOFT CORP                 COM              594918104       441      16500 SH       DEFINED 1, 2          16500
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     27081   26750000 PRN      DEFINED 1, 2       26750000
MTR GAMING GROUP INC           COM              553769100      1016     243664 SH       DEFINED 1, 2         243664
NATIONAL CINEMEDIA INC         COM              635309107      4225     298992 SH       DEFINED 1, 2         298992
NEWMONT MINING CORP            COM              651639106       232       5000 SH       DEFINED 1, 2           5000
NEXSTAR BROADCASTING GROUP I   CL A             65336K103      1746     164900 SH       DEFINED 1, 2         164900
NORDSTROM INC                  COM              655664100       375       7010 SH       DEFINED 1, 2           7010
OCWEN FINL CORP                COM NEW          675746309      1972      57000 SH       DEFINED 1, 2          57000
PENN NATL GAMING INC           COM              707569109      1572      32000 SH       DEFINED 1, 2          32000
PENNYMAC MTG INVT TR           COM              70931T103      2228      88100 SH       DEFINED 1, 2          88100
PENTAIR LTD                    SHS              H6169Q108       575      11699 SH       DEFINED 1, 2          11699
RADIO ONE INC                  CL D NON VTG     75040P405       959    1261609 SH       DEFINED 1, 2        1261609
REALOGY HLDGS CORP             COM              75605Y106      1767      42100 SH       DEFINED 1, 2          42100
SAKS INC                       NOTE 2.000% 3/1  79377WAL2     63420   62100000 PRN      DEFINED 1, 2       62100000
SCHOOL SPECIALTY INC           SDCV 3.750%11/3  807863AM7      1530    3000000 PRN      DEFINED 1, 2        3000000
SILVER WHEATON CORP            COM              828336107       343       9500 SH       DEFINED 1, 2           9500
SINCLAIR BROADCAST GROUP INC   CL A             829226109      1100      87200 SH       DEFINED 1, 2          87200
SOTHEBYS                       COM              835898107      1937      57600 SH       DEFINED 1, 2          57600
SPDR GOLD TRUST                GOLD SHS         78463V107     60164     371336 SH       DEFINED 1, 2         371336
STEEL DYNAMICS INC             NOTE 5.125% 6/1  858119AP5      9999    9205000 PRN      DEFINED 1, 2        9205000
THE ADT CORPORATION            COM              00101J106       848      18250 SH       DEFINED 1, 2          18250
THOMAS PPTYS GROUP INC         COM              884453101       894     165328 SH       DEFINED 1, 2         165328
TYCO INTERNATIONAL LTD         SHS              H89128104       628      21483 SH       DEFINED 1, 2          21483
U S G CORP                     COM NEW          903293405       561      20000 SH       DEFINED 1, 2          20000
UNITED RENTALS INC             COM              911363109      2936      64500 SH       DEFINED 1, 2          64500
UTI WORLDWIDE INC              ORD              G87210103      1112      83000 SH       DEFINED 1, 2          83000
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4     92244   72597000 PRN      DEFINED 1, 2       72597000
VISA INC                       COM CL A         92826C839       561       3700 SH       DEFINED 1, 2           3700
WABTEC CORP                    COM              929740108       855       9768 SH       DEFINED 1, 2           9768
WELLS FARGO & CO NEW           COM              949746101       342      10000 SH       DEFINED 1, 2          10000
ZILLOW INC                     CL A             98954A107      1607      57900 SH       DEFINED 1, 2          57900

